Discontinued Operations And Other Dispositions (Tables)	12 Months Ended
Dec. 31, 2014
Discontinued Operations and Disposal Groups [Abstract]
Schedule Of Discontinued Operations
The key components of income from discontinued operations for the years ended December 31 were as follows ($ in millions):

	2014	2013	2012
Sales	$759.8	$834.9	$795.5
Cost of sales	(209.9)	(219.3)	(224.3)
Selling, general and administrative expenses	(308.0)	(315.7)	(258.2)
Research and development expenses	(157.2)	(145.5)	(128.8)
Interest expense	(3.6)	(4.7)	(4.8)
Income from discontinued operations before income taxes	81.1	149.7	179.4
Gain on disposition of discontinued operations before income taxes	—	—	148.7
Earnings from discontinued operations before income taxes	81.1	149.7	328.1
Income taxes	(25.8)	(45.3)	(117.2)
Earnings from discontinued operations, net of income taxes	$55.3	$104.4	$210.9

The following table summarizes the major classes of assets and liabilities of discontinued operations that were included in the Company's accompanying Consolidated Balance Sheets ($ in millions):

	2014	2013
Assets:
Trade accounts receivable, net	$188.0	$159.3
Inventories	48.7	49.4
Property, plant and equipment, net	31.1	27.3
Goodwill	1,291.0	1,321.0
Other intangible assets, net	309.7	350.0
Other assets	15.0	26.4
Total assets, discontinued operations	$1,883.5	$1,933.4
Liabilities:
Trade accounts payable	$50.0	$40.1
Accrued expenses and other liabilities	258.0	236.4
Other long-term liabilities	159.6	175.8
Total liabilities, discontinued operations	$467.6	$452.3

Schedule of Sale of Joint Venture
The gain is computed as the difference between the book value of the Company's investment in Apex at the time of sale and the fair value of the consideration received in exchange, as indicated in the table below ($ in millions):

Fair value of consideration received:
Cash, including $66.6 of dividends received during 2013 prior to the closing of the sale	$758.6
Note receivable	38.5
Total fair value of consideration received	797.1
Less: book value of investment in unconsolidated joint venture	545.6
Less: other related costs and expenses	21.7
Pre-tax gain on sale of unconsolidated joint venture	229.8
Income tax expense	86.2
After-tax gain on sale of unconsolidated joint venture	$143.6